Fixed assets - Other intangible assets - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€) item
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 1,893	€ 3,007	€ 2,771
Impairment of assets related to onerous contracts	6	25
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	318	1,521	1,285
MALI | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 152
POLAND | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		719
EGYPT | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		377
COTE D'IVOIRE | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		146
CAMEROON | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets			114
JORDAN | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		€ 142	91
FRANCE | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets			€ 954
Number of spectrum blocks | item			2
Number of megahertz | item	700		700